Segmental analysis	12 Months Ended
Dec. 31, 2021
Segmental analysis
Segmental analysis

4 Segmental analysis

NatWest Group analyses its performance between the different operating segments of the Group. Ulster Bank RoI is presented separately from the Go-forward group (refer to the split below) to reflect the strategic decision on the phased withdrawal from the Republic of Ireland announced in February 2021. This is consistent with internal financial reporting and how senior management assesses the performance of each operating segment.

The directors manage NatWest Group primarily by class of business and present the segmental analysis on that basis. This includes the review of net interest income for each class of business. Interest receivable and payable for all reportable segments is therefore presented net. Segments charge market prices for services rendered between each other; funding charges between segments are determined by NatWest Group Treasury, having regard to commercial demands. The segment performance measure is operating profit/(loss).

Reportable operating segments:

The reportable operating segments are as follows:

Retail Banking serves personal customers in the UK and includes Ulster Bank customers.

Private Banking serves UK-connected high net worth individuals and their business interests.

Commercial Banking serves start-up, SME, commercial, corporate and institutional customers in the UK.

RBS International (RBSI) serves retail, commercial, and corporate customers in the Channel Islands, Isle of Man and Gibraltar, and financial institution clients in those same locations in addition to the UK and Luxembourg.

NatWest Markets (NWM) helps NatWest Group's corporate and institutional customers manage their financial risks safely and achieve their short -term and long-term sustainable financial goals.

Central items & other includes corporate functions, such as NatWest Group Treasury, finance, risk management, compliance, legal, communications and human resources. Central functions manages NatWest Group capital resources and NatWest Group-wide regulatory projects and provides services to the reportable segments. Balances in relation to litigation issues and the international private banking business are included in Central items in the relevant periods.

Ulster Bank RoI serves individuals and businesses in the Republic of Ireland (RoI).

Allocation of central balance sheet items

NatWest Group allocates all central costs relating to Services and Functions to the business using appropriate drivers; these are reported as indirect costs in the segmental income statements. Assets and risk-weighted assets held centrally, mainly relating to NatWest Group Treasury, are allocated to the business using appropriate drivers.

	Go-forward group
							Total
						Central	excluding
	Retail	Private	Commercial	RBS	NatWest	items	Ulster	Ulster
	Banking	Banking	Banking	International	Markets	& other	Bank RoI	Bank RoI	Total
2021	£m	£m	£m	£m	£m	£m	£m	£m	£m
Continuing operations
Net interest income	4,074	480	2,582	383	9	(14)	7,514	100	7,614
Net fees and commissions	377	258	1,158	124	158	(16)	2,059	65	2,124
Other non-interest income	(6)	78	135	41	248	215	711	63	774
Total income	4,445	816	3,875	548	415	185	10,284	228	10,512
Depreciation and amortisation	(85)	—	(146)	(13)	(14)	(665)	(923)	—	(923)
Other operating expenses	(2,428)	(520)	(2,208)	(229)	(1,147)	179	(6,353)	(482)	(6,835)
Impairment releases	36	54	1,073	52	35	—	1,250	28	1,278
Operating profit/(loss)	1,968	350	2,594	358	(711)	(301)	4,258	(226)	4,032

4 Segmental analysis continued

	Go-forward group
							Total
							excluding
	Retail	Private	Commercial	RBS	NatWest	Central items	Ulster	Ulster
	Banking	Banking	Banking	International	Markets	& other (1)	Bank RoI	Bank RoI	Total
2020 (2)	£m	£m	£m	£m	£m	£m	£m	£m	£m
Continuing operations
Net interest income	3,868	489	2,740	371	(57)	(57)	7,354	122	7,476
Net fees and commissions	379	257	1,110	94	99	(16)	1,923	77	2,000
Other non-interest income	(66)	17	108	32	1,081	(163)	1,009	23	1,032
Total income	4,181	763	3,958	497	1,123	(236)	10,286	222	10,508
Depreciation and amortisation	—	(8)	(149)	(17)	(16)	(723)	(913)	—	(913)
Other operating expenses	(2,540)	(447)	(2,281)	(274)	(1,294)	332	(6,504)	(441)	(6,945)
Impairment losses	(792)	(100)	(1,927)	(107)	(40)	(26)	(2,992)	(139)	(3,131)
Operating profit/(loss)	849	208	(399)	99	(227)	(653)	(123)	(358)	(481)

2019 (2)
Continuing operations
Net interest income	4,130	521	2,842	478	(188)	(136)	7,647	152	7,799
Net fees and commissions	696	226	1,312	106	85	(23)	2,402	95	2,497
Other non-interest income	40	30	164	26	1,445	1,932	3,637	54	3,691
Total income	4,866	777	4,318	610	1,342	1,773	13,686	301	13,987
Depreciation and amortisation	—	(4)	(142)	(10)	(12)	(1,050)	(1,218)	—	(1,218)
Operating expenses	(3,618)	(482)	(2,458)	(254)	(1,406)	666	(7,552)	(510)	(8,062)
Impairment losses	(393)	6	(391)	(2)	51	(1)	(730)	6	(724)
Operating profit/(loss)	855	297	1,327	344	(25)	1,388	4,186	(203)	3,983

(1)	2019 predominantly related to strategic disposals in Functions.
(2)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.

	Total revenue (2)
	Go-forward group
							Total
						Central	excluding	Ulster
	Retail	Private	Commercial	RBS	NatWest	items &	Ulster	Bank
	Banking	Banking	Banking	International	Markets	Other	Bank RoI	RoI	Total
Year ended 31 December 2021	£m	£m	£m	£m	£m	£m	£m	£m	£m
Continuing operations
External	5,419	792	3,751	594	823	1,109	12,488	297	12,785
Inter-segmental	14	127	87	6	30	(265)	(1)	1	—
Total	5,433	919	3,838	600	853	844	12,487	298	12,785

Year ended 31 December 2020 (1)
Continuing operations
External	5,386	702	3,734	505	1,984	961	13,272	280	13,552
Inter-segmental	39	163	64	3	13	(284)	(2)	2	—
Total	5,425	865	3,798	508	1,997	677	13,270	282	13,552

Year ended 31 December 2019 (1)
Continuing operations
External	6,161	703	4,347	639	2,516	3,447	17,813	350	18,163
Inter-segmental	62	241	139	19	558	(1,025)	(6)	6	—
Total	6,223	944	4,486	658	3,074	2,422	17,807	356	18,163

(1)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.
(2)	Total revenue comprises interest receivable, fees and commissions receivable, income from trading activities and other operating income.

4 Segmental analysis continued

	Total income
	Go-forward group
							Total
						Central	excluding	Ulster
	Retail	Private	Commercial	RBS	NatWest	items &	Ulster	Bank
	Banking	Banking	Banking	International	Markets	Other	Bank RoI	RoI	Total
Year ended 31 December 2021	£m	£m	£m	£m	£m	£m	£m	£m	£m
Continuing operations
External	4,433	801	3,939	548	554	—	10,275	237	10,512
Inter-segmental	12	15	(64)	—	(139)	185	9	(9)	—
Total	4,445	816	3,875	548	415	185	10,284	228	10,512

Year ended 31 December 2020 (1)
Continuing operations
External	4,157	700	4,065	500	1,395	(537)	10,280	228	10,508
Inter-segmental	24	63	(107)	(3)	(272)	301	6	(6)	—
Total	4,181	763	3,958	497	1,123	(236)	10,286	222	10,508

Year ended 31 December 2019 (1)
Continuing operations
External	4,834	631	4,814	603	1,664	1,145	13,691	296	13,987
Inter-segmental	32	146	(496)	7	(322)	628	(5)	5	—
Total	4,866	777	4,318	610	1,342	1,773	13,686	301	13,987

(1)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.

4 Segmental analysis continued

	Go-forward group
							Total
						Central	excluding
	Retail	Private	Commercial	RBS	NatWest	items	Ulster	Ulster
Analysis of net fees and commissions	Banking	Banking	Banking	International	Markets	& other	Bank RoI	Bank RoI	Total
2021	£m	£m	£m	£m	£m	£m	£m	£m	£m
Continuing operations
Fees and commissions receivable
- Payment services	306	35	538	19	20	—	918	53	971
- Credit and debit card fees	344	10	147	2	—	—	503	19	522
- Lending and financing	13	10	515	54	74	—	666	4	670
- Brokerage	48	6	—	1	41	—	96	—	96
- Investment management, trustee and fiduciary services (1)	3	230	—	45	—	—	278	2	280
- Underwriting fees	—	—	—	—	127	—	127	—	127
- Other	—	35	105	4	—	(112)	32	—	32
Total	714	326	1,305	125	262	(112)	2,620	78	2,698

Fees and commissions payable	(337)	(68)	(147)	(1)	(104)	96	(561)	(13)	(574)
Net fees and commissions	377	258	1,158	124	158	(16)	2,059	65	2,124

2020 (2)
Continuing operations
Fees and commissions receivable
- Payment services	264	28	507	18	18	—	835	57	892
- Credit and debit card fees	299	9	129	2	—	—	439	21	460
- Lending and financing	42	7	505	34	86	—	674	4	678
- Brokerage	54	6	—	1	93	—	154	1	155
- Investment management, trustee and fiduciary services (1)	3	225	1	38	2	—	269	2	271
- Underwriting fees	—	—	—	—	183	—	183	—	183
- Other	1	26	82	3	4	(33)	83	—	83
Total	663	301	1,224	96	386	(33)	2,637	85	2,722

Fees and commissions payable	(284)	(44)	(114)	(2)	(287)	17	(714)	(8)	(722)
Net fees and commissions	379	257	1,110	94	99	(16)	1,923	77	2,000

2019 (2)
Fees and commissions receivable
- Payment services	292	33	659	27	24	—	1,035	60	1,095
- Credit and debit card fees	427	12	154	2	—	—	595	28	623
- Lending and financing	356	3	510	36	85	—	990	4	994
- Brokerage	55	5	—	—	96	—	156	8	164
- Investment management, trustee and fiduciary services	44	186	3	41	1	—	275	3	278
- Underwriting fees	—	—	—	—	170	—	170	—	170
- Other	2	27	90	2	69	(173)	17	4	21
Total	1,176	266	1,416	108	445	(173)	3,238	107	3,345

Fees and commissions payable	(480)	(40)	(104)	(2)	(360)	150	(836)	(12)	(848)
Net fees and commissions	696	226	1,312	106	85	(23)	2,402	95	2,497

(1)	Comparisons with prior periods are impacted by the transfer of the Private Client Advice business to Private Banking from 1 January 2020.
(2)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.

	2021		2020		2019
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Retail Banking	209,973	192,715	197,618	178,617	182,305	153,999
Private Banking	29,854	39,388	26,206	32,457	23,304	28,610
Commercial Banking	184,564	184,890	187,413	174,251	165,399	140,863
RBS International	40,578	38,436	33,984	31,989	31,738	30,330
NatWest Markets	200,576	188,431	270,147	254,098	263,885	246,907
Central items & other	93,614	77,308	57,503	61,262	31,023	57,762
Total excluding Ulster Bank RoI	759,159	721,168	772,871	732,674	697,654	658,471
Ulster Bank RoI	22,833	19,021	26,620	22,993	25,385	21,012
Total	781,992	740,189	799,491	755,667	723,039	679,483

4 Segmental analysis continued

Segmental analysis of goodwill

There was an £85 million impairment of goodwill in Retail banking during 2021. The total carrying value of goodwill at 31 December was £5,522 million, comprised of Retail Banking £2,607 million; Commercial Banking £2,606 million; Private Banking £9 million; and RBS International £300 million. (2020 – total carrying value was £5,607 million comprising of Retail Banking £2,692 million; Commercial Banking £2,606 million; Private Banking £9 million; and RBS International £300 million). See note 17 for further details.

Geographical segments

The geographical analysis in the tables below has been compiled on the basis of location of office where the transactions are recorded.

	UK	USA	Europe	RoW	Total
2021	£m	£m	£m	£m	£m
Continuing operations
Total revenue	12,100	87	565	33	12,785

Interest receivable	8,949	20	336	8	9,313
Interest payable	(1,483)	(2)	(211)	(3)	(1,699)
Net fees and commissions	1,820	27	235	42	2,124
Income from trading activities	247	53	(1)	24	323
Other operating income	387	2	62	-	451
Total income	9,920	100	421	71	10,512

Operating profit/(loss) before tax	4,143	48	(199)	40	4,032
Total assets	693,221	21,776	64,415	2,580	781,992
Total liabilities	676,684	23,286	38,835	1,384	740,189
Contingent liabilities and commitments	117,225	1	8,114	27	125,367

2020 (1)
Continuing operations
Total revenue	12,511	211	656	174	13,552

Interest receivable	9,479	—	297	22	9,798
Interest payable	(2,163)	—	(158)	(1)	(2,322)
Net fees and commissions	1,637	33	233	97	2,000
Income from trading activities	911	170	33	11	1,125
Other operating income	(117)	(22)	42	4	(93)
Total income	9,747	181	447	133	10,508

Operating profit/(loss) before tax	(193)	(85)	(291)	88	(481)
Total assets	704,725	25,439	66,884	2,443	799,491
Total liabilities	686,500	26,932	41,018	1,217	755,667
Contingent liabilities and commitments	118,654	—	10,068	10	128,732

2019 (1)
Continuing operations
Total revenue	16,925	228	882	128	18,163

Interest receivable	10,923	—	169	35	11,127
Interest payable	(3,255)	—	(70)	(3)	(3,328)
Net fees and commissions	2,191	37	197	72	2,497
Income from trading activities	727	148	49	8	932
Other operating income	2,305	13	432	9	2,759
Total income	12,891	198	777	121	13,987

Operating profit/(loss) before tax	3,543	186	172	82	3,983
Total assets	634,642	27,396	57,534	3,467	723,039
Total liabilities	613,151	31,715	33,539	1,078	679,483
Contingent liabilities and commitments	114,422	—	10,571	2	124,995

(1)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.